Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
T. Rowe Price Equity Index 500 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Equity Index 500 Portfolio SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There may be additional expenses that apply as described in your insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to match the performance of the S&P 500 Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index.

The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. (Market capitalization is the number of a company’s outstanding shares multiplied by the market price per share.)

Standard & Poor’s constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

		Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Equity Index 500 Portfolio Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	15.68%
Worst Quarter	12/31/08	-22.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
T. Rowe Price Equity Index 500 Portfolio | T. Rowe Price Equity Index 500 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2003	rr_AnnualReturn2003	28.27%
2004	rr_AnnualReturn2004	10.36%
2005	rr_AnnualReturn2005	4.83%
2006	rr_AnnualReturn2006	15.38%
2007	rr_AnnualReturn2007	5.10%
2008	rr_AnnualReturn2008	(37.36%)
2009	rr_AnnualReturn2009	26.07%
2010	rr_AnnualReturn2010	14.59%
2011	rr_AnnualReturn2011	1.84%
2012	rr_AnnualReturn2012	15.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	6.72%
T. Rowe Price Equity Index 500 Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
T. Rowe Price Equity Index 500 Portfolio | Lipper Variable Annuity Underlying S&P 500 Index Objective Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	6.74%